Discontinued operations - Result from discontinued operations (Details) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Revenues	€ 505,280	€ 484,846	€ 478,053
Gain on disposal of subsidiaries		22,191
Research and development expenses	(515,083)	(491,707)	(523,667)
Sales and marketing expenses	(147,555)	(69,956)	(66,468)
General and administrative expenses	(144,931)	(140,899)	(118,757)
Other income	46,848	53,749	52,207
operating income/loss	(267,520)	(165,596)	(178,632)
Other financial income	18,578	3,058	11,573
Other financial expenses	€ (17,679)	(21,757)	(26,528)
Net income		€ 22,191	€ 5,565
Basic income per share	€ (3.32)	€ (1.58)	€ (4.69)
Diluted income per share	€ (3.32)	€ (1.58)	€ (4.69)
Weighted average number of shares - Basic	65,699	65,500	65,075
Fidelta d.o.o. (fee-for-service segment)
Disclosure of analysis of single amount of discontinued operations [line items]
Revenues			€ 16,140
Gain on disposal of subsidiaries	€ 22,191	€ 22,191
Research and development expenses			(7,685)
General and administrative expenses			(2,000)
operating income/loss		22,191	6,455
Other financial income			179
Other financial expenses			(176)
Income before tax		22,191	6,458
Income taxes			(893)
Net income		€ 22,191	€ 5,565
Basic income per share		€ 0.34	€ 0.09
Diluted income per share		€ 0.34	€ 0.08
Weighted average number of shares - Basic		65,500	65,075
Weighted average number of shares - Diluted		65,831	67,572